EATON VANCE MUNICIPALS TRUST II
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260



                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the "Registrant") (1933 Act File No. 33-71320) certifies (a) that the forms of prospectuses and statements of additional information dated June 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 8 ("Amendment No. 8") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 8 was filed electronically with the Commission (Accession No. 0000950156-97-000476) on May 23, 1997:

                           EV Marathon Florida Insured Municipals Fund
                           EV Traditional Florida Insured Municipals Fund EV Marathon Hawaii Municipals Fund
                           EV Traditional Hawaii Municipals Fund
                           EV Marathon Kansas Municipals Fund
                           EV Traditional Kansas Municipals Fund
                           EV Marathon High Yield Municipals Fund
                           EV Traditional High Yield Municipals Fund


                                                 EATON VANCE MUNICIPALS TRUST II



                                       By:  /s/  Eric G. Woodbury
                                           Eric G. Woodbury, Assistant Secretary

Date:  June 3, 1997